BALANCE SHEET COMPONENTS - Other Long-term Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Jan. 01, 2023
Schedule of Other Long-term Assets [Line Items]
Equity investments without readily determinable fair value		$ 4,000	$ 4,000
Equity method investments (Note 10)		0	3,061
Prepaid Forward		16,298	34,661
Prepayment for capital expenditure		35,150	7,890
Restricted cash		100	2,545
Land rights		4,728	4,930
Other		2,414	1,873
Other long-term assets	[1]	68,910	60,418
SunPower | Related party
Schedule of Other Long-term Assets [Line Items]
Other receivables, non-current		$ 6,220	$ 1,458

[1]	We have related-party balances for transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd, SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Accounts payable,” “Accrued liabilities,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” “Convertible debt,” and “Other long-term liabilities” financial statement line items in our Consolidated Balance Sheets (see Note 3, Note 4, Note 6, Note 10 and Note 11).